LONG-TERM BORROWING	12 Months Ended
Dec. 31, 2016
LONG-TERM BORROWING

21. LONG-TERM BORROWING

In 2015, the Group entered an entrusted bank borrowing agreement, amounted to RMB31.6 million (US$4.6 million), with a subsidiary of convertible note investor (Note 22) and China Merchants Bank as entrustment bank. The borrowing is due in November 2018, with two years extension and bears an annual interest rate of 12% due up maturity of the loan. The loan is secured by the real property of the office building of the Group. The balance as of December 31, 2016 is RMB 35.1 million (US$5.1 million) also includes RMB 3.5 million (US$0.5 million) interest payable.